Operating segment and geographic data - Geographical information for revenues and long-lived assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information
Revenues	$ 33,828	$ 35,481	$ 39,830
Long-lived assets at December 31	4,743	5,276
Europe
Segment Reporting Information
Revenues	11,315	11,602	13,745
Long-lived assets at December 31	2,768	3,253
The Americas
Segment Reporting Information
Revenues	9,741	10,554	11,490
Long-lived assets at December 31	1,100	1,113
Asia, Middle East and Africa
Segment Reporting Information
Revenues	12,772	13,325	$ 14,595
Long-lived assets at December 31	$ 875	$ 910